Stockholders' Equity - Q1 (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Jun. 18, 2010	Apr. 30, 2013	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Expense of warrants held as assets				$ 0	$ 34,091	$ 45,456	$ 136,364
Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Service agreement term	3 years		3 years
Warrants to purchase common stock	250,000	718,954	250,000
Exercise price of warrants to purchase common stock	$ 3.29	$ 3.519	$ 3.29
Warrants contractrual term	2 years	4 years	2 years